Shareholder Report, Holdings (Details)	Nov. 30, 2024
Thompson LargeCap Fund | Alphabet Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Thompson LargeCap Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Thompson LargeCap Fund | Warner Bros. Discovery, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thompson LargeCap Fund | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Thompson LargeCap Fund | Exact Sciences Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thompson LargeCap Fund | PayPal Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thompson LargeCap Fund | Citigroup Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thompson LargeCap Fund | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thompson LargeCap Fund | Visa Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thompson LargeCap Fund | The Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thompson LargeCap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Thompson LargeCap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Thompson LargeCap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Thompson LargeCap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Thompson LargeCap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Thompson LargeCap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Thompson LargeCap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Thompson LargeCap Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Thompson LargeCap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Thompson LargeCap Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Thompson MidCap Fund | Warner Bros. Discovery, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Thompson MidCap Fund | Exact Sciences Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thompson MidCap Fund | The Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thompson MidCap Fund | Viatris Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thompson MidCap Fund | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thompson MidCap Fund | Performance Food Group Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thompson MidCap Fund | Neurocrine Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thompson MidCap Fund | O-I Glass, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thompson MidCap Fund | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thompson MidCap Fund | Concentrix Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thompson MidCap Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Thompson MidCap Fund | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Thompson MidCap Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Thompson MidCap Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Thompson MidCap Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Thompson MidCap Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Thompson MidCap Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Thompson MidCap Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Thompson MidCap Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Thompson MidCap Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Thompson Bond Fund | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Thompson Bond Fund | Lincoln National Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thompson Bond Fund | JPMBB Commercial Mortgage Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thompson Bond Fund | Labrador Aviation Finance Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Thompson Bond Fund | Morgan Stanley Bank of America Merrill Lynch Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Thompson Bond Fund | Wells Fargo Commercial Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Thompson Bond Fund | Coinstar Funding, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Thompson Bond Fund | COMM Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thompson Bond Fund | Ginnie Mae REMIC Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thompson Bond Fund | WFRBS Commercial Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Thompson Bond Fund | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Thompson Bond Fund | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
Thompson Bond Fund | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[1]
Thompson Bond Fund | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%	[1]
Thompson Bond Fund | BB and Below Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[1]
Thompson Bond Fund | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
Thompson Bond Fund | Other Net Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
Thompson Bond Fund | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Thompson Bond Fund | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Thompson Bond Fund | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Thompson Bond Fund | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thompson Bond Fund | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thompson Bond Fund | Net Other Assets & Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%

[1]	Ratings provided by Standard & Poor’s, Moody’s, and Fitch. When ratings are available from multiple rating agencies, a conservative methodology is to be adopted: For cases where there are three distinct ratings available, use the middle- quality rating (dropping the highest and lowest ratings); if two different ratings are available, use the lower rating; if only one agency rates a holding, then use that rating. For certain securities that are not rated by any of these three agencies, credit ratings from other agencies may be used. For cases where there is not a rating available from any agency, the holding is classified as Not Rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).